S000024246 [Member] Annual Fund Operating Expenses - Putnam Focused Equity Fund	Aug. 31, 2025
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.08%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.83%
Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.33%
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.83%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.71%